Property and Equipment, Net (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Depreciation	$ 130,000	$ 40,000.00	$ 360,000	$ 110,000	$ 148,150	$ 141,566
Gain (Loss) on Disposition of Property Plant Equipment, Excluding Oil and Gas Property and Timber Property					$ 1,100,000